Other Income and Expense Items - Schedule of Breakdown of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	$ 16,215,702	$ 14,638,013	$ 13,039,246
Research and development	49,962,899	27,515,194	23,086,267
Accounting and audit [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	949,683	957,895	845,818
Consulting [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	406,564	286,138	95,179
Depreciation [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	7,331	7,331	7,534
Employee benefits [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	11,186,055	10,120,149	9,448,779
Insurance [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	341,658	105,762	359,209
Investor relations [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	472,262	313,671	323,588
Legal [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	631,909	656,036	164,754
Listing and share registry [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	188,341	190,795	193,797
Patent costs [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	244,529	205,017	204,163
Travel and entertainment [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	864,801	808,546	427,676
Other [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	922,569	986,673	968,749
Research and development	128,145	171,605	89,450
Amortization [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	2,698,702	2,588,306	3,118,752
AVb6 Integrin (TRIMT) [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	918,221	1,876,983	993,645
Consulting Fees R&D [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	1,324,355	930,292	929,229
hu PSA Anti-body (Diaprost) [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	7,011,056	2,925,445	298,312
Impairment [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	5,266,823		1,478,892
R&D Ventures [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	11,040,742	5,989,964	3,931,541
NanoMab [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	15,070,282	7,185,000	6,501,174
Neoindicate [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	351,529	437,400	529,424
Pivalate - Imperial [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	6,153,044	5,184,136	3,962,355
UCLA [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development		$ 226,063	$ 1,253,493